Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2015	$115,295	$(11,578)	$103,717
Depreciation	—	(5,710)	(5,710)
Transfer from advances for vessel acquisition	32,494	—	32,494
Balance December 31, 2015	147,789	(17,288)	130,501
Depreciation	—	(5,768)	(5,768)
Vessel impairment charge	(9,729)	6,337	(3,392)
Balance December 31, 2016	138,060	(16,719)	121,341
Depreciation	—	(5,567)	(5,567)
Balance December 31, 2017	$138,060	$(22,286)	$115,774